Called-up share capital - Treasury Shares (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Treasury shares
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	1,614,657	1,756,327	1,811,297
Treasury shares outstanding, beginning of period	$ 403	$ 439	$ 453
Purchases for settlement of employee share plans (in shares)	4,423	9,631	51,142
Purchases for settlement of employee share plans	$ 1	$ 2	$ 13
Shares re-issued for employee share-based payment plans (in shares)	(137,008)	(151,301)	(106,112)
Shares re-issued for employee share-based payment plansb	$ (34)	$ (38)	$ (27)
Balance, end of period (in shares)	1,482,072	1,614,657	1,756,327
Treasury shares outstanding, end of period	$ 370	$ 403	$ 439
Shares held in treasury by BP
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	1,576,411	1,727,763
Treasury shares outstanding, beginning of period	$ 394	$ 432
Balance, end of period (in shares)	1,472,343	1,576,411	1,727,763
Treasury shares outstanding, end of period	$ 368	$ 394	$ 432
Shares held in ESOP trusts
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	21,432	18,453
Treasury shares outstanding, beginning of period	$ 5	$ 4
Balance, end of period (in shares)	9,705	21,432	18,453
Treasury shares outstanding, end of period	$ 2	$ 5	$ 4
Shares held by BP’s US share plan administratorb | US
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	16,814	10,111
Treasury shares outstanding, beginning of period	$ 4	$ 3
Balance, end of period (in shares)	24	16,814	10,111
Treasury shares outstanding, end of period	$ 0	$ 4	$ 3